DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Mar. 26, 2012 IPVF	Mar. 31, 2012 IPVF	Oct. 28, 2012 IPVF	Apr. 29, 2012 IPVF
Discontinued operations disclosures
Gross proceeds from sale of issued and outstanding equity interests, net				$ 477
Proceeds from sale of issued and outstanding equity interests, net	464	481	128	464	477	13
Sale of issued and outstanding equity interests, transaction cost				5	5
Sale of issued and outstanding equity interests, pre-tax gain	$ 9	$ 12	$ 9		$ 12	$ 3	$ 9